Other Comprehensive Income (Loss) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at the beginning of the period	$ (26,892,000)	$ (28,414,000)	$ (28,414,000)
Other comprehensive income (loss) before reclassification	(26,915,000)	32,569,000
Amounts reclassified from accumulated other comprehensive loss	(2,642,000)	231,000
Other comprehensive income	(24,273,000)	32,338,000	1,522,000	(66,237,000)	41,154,000
Balance at the end of the period	(51,165,000)	3,922,000	(26,892,000)	(28,414,000)
Accumulated Other Comprehensive Income (Loss), by Component [Abstract]
Tax provision	59,468,000	24,226,000	227,073,000	143,846,000	33,322,000
Net of tax	(2,642,000)	231,000
Pension and Other Post-Employment Benefits
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at the beginning of the period	(109,778,000)	(99,603,000)	(99,603,000)
Other comprehensive income (loss) before reclassification	539,000	0
Amounts reclassified from accumulated other comprehensive loss	(2,642,000)	231,000
Other comprehensive income	3,181,000	(231,000)
Balance at the end of the period	(106,597,000)	(99,834,000)
Accumulated Other Comprehensive Income (Loss), by Component [Abstract]
Tax provision	1,700,000	0
Net of tax	(2,642,000)	231,000
Pension and Other Post-Employment Benefits | Selling, General and Administrative Expenses
Accumulated Other Comprehensive Income (Loss), by Component [Abstract]
Amortization of actuarial losses	4,300,000	(200,000)
Foreign Currency Items
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at the beginning of the period	102,678,000	91,319,000	91,319,000
Other comprehensive income (loss) before reclassification	(27,405,000)	29,570,000
Amounts reclassified from accumulated other comprehensive loss	0	0
Other comprehensive income	(27,405,000)	29,570,000
Balance at the end of the period	75,273,000	120,889,000
Accumulated Other Comprehensive Income (Loss), by Component [Abstract]
Net of tax	0	0
Unrealized Losses on Terminated Net Investment Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at the beginning of the period	(19,403,000)	(19,403,000)	(19,403,000)
Other comprehensive income (loss) before reclassification	0	0
Amounts reclassified from accumulated other comprehensive loss	0	0
Other comprehensive income	0	0
Balance at the end of the period	(19,403,000)	(19,403,000)
Accumulated Other Comprehensive Income (Loss), by Component [Abstract]
Net of tax	0	0
Unrealized Gains on Available for Sale Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at the beginning of the period		276,000	276,000
Other comprehensive income (loss) before reclassification		3,086,000
Amounts reclassified from accumulated other comprehensive loss		0
Other comprehensive income		3,086,000
Balance at the end of the period		3,362,000
Accumulated Other Comprehensive Income (Loss), by Component [Abstract]
Net of tax		0
Other
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at the beginning of the period	(389,000)	(1,005,000)	(1,005,000)
Other comprehensive income (loss) before reclassification	(100,000)	(200,000)
Amounts reclassified from accumulated other comprehensive loss	0	0
Other comprehensive income	(100,000)	(200,000)
Balance at the end of the period	(500,000)	(1,200,000)
Accumulated Other Comprehensive Income (Loss), by Component [Abstract]
Net of tax	$ 0	$ 0